PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 15,127,362,000	$ 13,535,068,000
Accumulated depreciation (including leased assets $18.3 million and $11.4 million)	(7,996,845,000)	(7,023,556,000)
Property, plant and equipment, net	8,948,212,000	8,242,477,000
Leased assets, at cost	33,400,000	33,500,000
Accumulated depreciation, leased assets	18,300,000	11,400,000
Depreciation expense	1,806,000,000	1,802,100,000	1,518,800,000
Depreciation of assets recorded under capital leases obligations	9,300,000	9,500,000	2,800,000
Interest expense accrued on capital lease obligations	4,300,000	1,800,000	500,000
Network, base station equipment and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	12,897,657,000	11,438,358,000
Leased assets, at cost	0	1,200,000
Network, base station equipment and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Plant and equipment	60 months
Network, base station equipment and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Plant and equipment	204 months
Office equipment, computers and other
Net book value of property, plant and equipment
Property, plant and equipment, at cost	1,308,512,000	1,232,189,000
Office equipment, computers and other | Minimum
Net book value of property, plant and equipment
Plant and equipment	36 months
Office equipment, computers and other | Maximum
Net book value of property, plant and equipment
Plant and equipment	180 months
Buildings and related leasehold improvements
Net book value of property, plant and equipment
Property, plant and equipment, at cost	826,880,000	776,359,000
Leased assets, at cost	800,000	800,000
Buildings and related leasehold improvements | Minimum
Net book value of property, plant and equipment
Plant and equipment	240 months
Buildings and related leasehold improvements | Maximum
Net book value of property, plant and equipment
Plant and equipment	600 months
Vehicles
Net book value of property, plant and equipment
Property, plant and equipment, at cost	94,313,000	88,162,000
Leased assets, at cost	32,600,000	31,500,000
Vehicles | Minimum
Net book value of property, plant and equipment
Plant and equipment	36 months
Vehicles | Maximum
Net book value of property, plant and equipment
Plant and equipment	84 months
Construction in progress and equipment for installation
Net book value of property, plant and equipment
Property, plant and equipment, at cost	$ 1,817,695,000	$ 1,730,965,000